ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Total Bison Midstream and Mountaineer Midstream revenues included in consolidated revenues	$60,323	$—	$—
Total Red Rock Gathering revenues included in consolidated revenues	50,114	8,924	—
Total Grand River Gathering revenues included in consolidated revenues			12,824

Total Bison Midstream and Mountaineer Midstream net income included in consolidated net income	$(457)	$—	$—
Total Red Rock Gathering net income included in consolidated net income	9,668	1,271	—
Total Grand River Gathering net income included in consolidated net income			2,660

Pro forma total revenues	$305,071	$256,637	$221,215
Pro forma net income	47,371	38,639	58,461

Pro forma common EPU - basic and diluted	$0.79	$0.28
Pro forma subordinated EPU - basic and diluted	0.79	0.28

Schedule of Revenue and Net Income Disclosures
Revenues and net income for the previously separate entities and the combined amounts for the years ended December 31, 2013 and 2012, as presented in these consolidated financial statements follow.

	Year ended December 31,
	2013	2012
	(In thousands)
SMLP revenues	$225,192	$165,499
Red Rock Gathering revenues	50,114	8,924
Bison Gas Gathering system revenues	17,614	—
Combined revenues	$292,920	$174,423

SMLP net income	$43,584	$41,726
Red Rock Gathering net income	9,668	1,271
Bison Gas Gathering system net income	52	—
Combined net income	$53,304	$42,997

Red Rock Gathering
Business Acquisition [Line Items]
Fair Value of Assets Acquired and Liabilities Assumed
The final fair values of the assets acquired and liabilities assumed as of October 23, 2012, were as follows (in thousands):

Red Rock Gathering purchase price		$206,694
Cash	$1,097
Accounts receivable	8,018
Other assets	317
Property, plant, and equipment	150,401
Rights-of-way	52,197
Other noncurrent assets	164
Total assets acquired	212,194
Trade accounts payable	2,558
Other current liabilities	2,942
Total liabilities assumed	$5,500
Net identifiable assets acquired		$206,694

Bison Midstream
Business Acquisition [Line Items]
Fair Value of Assets Acquired and Liabilities Assumed
In exchange for its $305.4 million net investment in Bison Midstream, SMLP paid SMP Holdings and the general partner total cash and unit consideration of $248.9 million. As a result of the contribution of net assets in excess of consideration, SMLP recognized a capital contribution from SMP Holdings. The details of total cash and unit consideration as well as the calculation of the capital contribution and its allocation to partners' capital follow (dollars in thousands).

SMP Holdings' net investment in Bison Midstream		$305,449
Aggregate cash paid to SMP Holdings	$200,000
Issuance of 1,553,849 SMLP common units to SMP Holdings	47,936
Issuance of 31,711 SMLP general partner units to the general partner	978
Total consideration		248,914
SMP Holdings' contribution of net assets in excess of consideration		$56,535

Allocation of capital contribution:
General partner interest	$1,131
Common limited partner interest	28,558
Subordinated limited partner interest	26,846
Partners' capital allocation		$56,535
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Bison Gas Gathering system		$303,168
Current assets	$5,705
Property, plant, and equipment	85,477
Intangible assets	164,502
Other noncurrent assets	2,187
Total assets acquired	257,871
Current liabilities	6,112
Other noncurrent liabilities	2,790
Total liabilities assumed	$8,902
Net identifiable assets acquired		248,969
Goodwill		$54,199

Mountaineer Midstream
Business Acquisition [Line Items]
Fair Value of Assets Acquired and Liabilities Assumed
The allocation and valuation of units issued to SMP Holdings and the general partner to partially fund the Mountaineer Acquisition follow (dollars in thousands).

Issuance of 3,107,698 SMLP common units to SMP Holdings	$98,000
Issuance of 63,422 SMLP general partner units to the general partner	2,000
Issuance of units in connection with the Mountaineer Acquisition	$100,000
The final fair values of the assets acquired and liabilities assumed as of June 21, 2013, were as follows (in thousands):

Purchase price assigned to Mountaineer Midstream		$210,000
Property, plant, and equipment	$163,661
Gas gathering agreement contract intangibles	24,019
Rights-of-way	6,109
Total assets acquired	193,789
Total liabilities assumed	$—
Net identifiable assets acquired		193,789
Goodwill		$16,211

Grand River Gathering, LLC
Business Acquisition [Line Items]
Fair Value of Assets Acquired and Liabilities Assumed
The final fair values of the assets acquired and liabilities assumed as of October 27, 2011, were as follows (in thousands):

Purchase price assigned to Grand River Gathering		$590,210
Property, plant, and equipment	$295,240
Gas gathering agreement contract intangibles	244,100
Rights-of-way	8,016
Total assets acquired	547,356
Deferred revenue	1,770
Other current liabilities	854
Total liabilities assumed	$2,624
Net identifiable assets acquired		544,732
Goodwill		$45,478